Climate change and energy transition - Carrying amounts of assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 194,835	$ 198,642
Fixed assets	246,300	248,200
Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	111,000	117,000	$ 118,000	$ 132,000	$ 150,000	$ 149,000	$ 154,000	$ 169,000
Carrying amount of exploration and evaluation assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	5,312	6,403	7,000	9,000	15,000	18,000	19,000	19,000
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	6,000							10,000
Property, plant and equipment not subject to operating leases | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	105,000	111,000	112,000	125,000	141,000
Right of use assets | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	6,000	6,000	6,000	7,000	9,000
Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	156,000	163,000	166,000	185,000	212,000	214,000	222,000	231,000
Integrated Gas and Upstream segments | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	111,000							169,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	57,700	60,800
Fixed assets	71,900	75,200	75,000	79,000	93,000	91,000	94,000	95,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	70,900	74,500
Fixed assets	84,200	87,700	91,000	106,000	119,000	123,000	128,000	136,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	36,900	38,100
Fixed assets	43,600	44,700	44,000	43,000	47,000	39,000	38,000	26,000
Chemicals and Products | Chemicals
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	25,000	28,000	27,000	25,000	22,000	18,000	16,000	15,000
Chemicals and Products | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		6,000
Fixed assets	6,000	6,000	6,000	7,000	13,000	14,000	14,000	10,000
Chemicals and Products | Other
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	13,000	11,000	11,000	11,000	12,000	7,000	8,000	$ 1,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	22,200	19,100
Fixed assets	34,200	28,600	25,000	23,000	20,000	15,000	15,000
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	4,800	3,200
Fixed assets	$ 10,000	$ 8,900	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000